Expenses from Continuing Operations - Schedule of Consultants and Professional Services (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Consultants and professional services
Taxation advisors	$ (25,928)	$ (36,037)	$ (2,811)
Strategy advisors	(146,195)	(292,553)	(17,551)
Legal fees	(5,051,714)	(11,249,177)	(1,271,314)
Accounting fees	(678,504)	(336,934)	(59,059)
Government affairs	(111,000)	(168,033)
Corporate advisory	(3,961,479)
General	(643,608)	(255,467)	(32,910)
Total consultants and professional services	$ (10,618,428)	$ (12,338,201)	$ (1,383,645)